INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
SCHEDULE OF INVENTORIES
	December 31,	December 31,
	2025	2024

Raw materials	$117	$454
Smart cart parts	2,528	342
Inventory in transit	636	-
Finished goods	610	-
	$3,891	$796